Intangible Assets - Details of the Changes in Intangible Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Impairment loss	₩ 18,493	₩ 21,523
2.6GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Purchase price of frequency rights		₩ 1,330,100
Remaining consideration payment period		10 years
2.1GHz license [Member]
Disclosure of detailed information about intangible assets [line items]
Purchase price of frequency rights		₩ 568,500
Remaining consideration payment period		5 years